CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Actuarial loss related to pension, tax effect	$ 3	$ 3	$ 3
Federal tax rate (in hundredths)	28.00%	28.00%	28.00%